Average Annual Total Returns{- Fidelity® SAI U.S. Momentum Index Fund} - 07.31 Fidelity SAI U.S. Momentum Index Fund PRO-08 - Fidelity® SAI U.S. Momentum Index Fund	Fidelity SAI U.S. Momentum Index Fund - Default Return Before Taxes Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default Return Before Taxes Since Inception		Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions Since Inception		Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions and Sales Past 1 year	Fidelity SAI U.S. Momentum Index Fund - Default After Taxes on Distributions and Sales Since Inception		IXZE4 Past 1 year	IXZE4 Since Inception
Total	29.98%	18.75%	[1]	27.07%	17.49%	[1]	19.20%	14.68%	[1]	30.17%	18.92%	[1]

[1]	(a)From February 9, 2017